Investments and Derivative Instruments (Mortgage Loans by Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	$ 3,470		$ 4,935
Percent of Total	100.00%		100.00%
East North Central [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	79		97
Percent of Total	2.30%		2.00%
Middle Atlantic [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	255		370
Percent of Total	7.30%		7.50%
Mountain [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	40		62
Percent of Total	1.20%		1.30%
New England [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	163		231
Percent of Total	4.70%		4.70%
Pacific [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	1,019		1,504
Percent of Total	29.40%		30.50%
South Atlantic [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	548		1,012
Percent of Total	15.80%		20.50%
West North Central [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	17		16
Percent of Total	0.50%		0.30%
West South Central [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	144		234
Percent of Total	4.10%		4.70%
Other [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	$ 1,205	[1]	$ 1,409	[1]
Percent of Total	34.70%	[1]	28.50%	[1]

[1]	Primarily represents loans collateralized by multiple properties in various regions.